Fair Value Measurements (Details) - Schedule of Assets and Liabilities that are Measured at Fair Value - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Assets	$ 8,127,916	$ 7,921,818	$ 116,651,461
Level 1 [Member]
Assets
Assets	8,127,916	7,921,818	116,651,461
Level 2 [Member]
Assets
Assets
Level 3 [Member]
Assets
Assets